Loans Payable (Promissory Notes) (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 23, 2015	Sep. 08, 2015	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Common stock issued to settle notes related to the DraftDay Business acquisition		$ 824,000	$ 0
Series D Preferred Stock issued to settle notes related to the DraftDay Business acquisition		110,000	$ 0
Stated interest rate (as a percent)				12.00%
Outstanding balances	$ 26,882,000	26,882,000				$ 24,091,000	$ 15,000,000
Unsecured Debt | MGT Promissory Notes [Member]
Debt Instrument [Line Items]
Interest expense	51,000	51,000
Principal amount	2,109,000	2,109,000
Outstanding balances	941,000	941,000				0
Unsecured Debt | MGT Promissory Notes Due September 29, 2015 [Member]
Debt Instrument [Line Items]
Principal amount	234,000	234,000
Unsecured Debt | MGT Promissory Notes Due March 8, 2016 [Member]
Debt Instrument [Line Items]
Principal amount	1,875,000	1,875,000
Unsecured Debt | Kuusamo Promissory Notes [Member]
Debt Instrument [Line Items]
Interest expense	0	0
Principal amount	141,000	141,000
Outstanding balances	124,000	124,000				$ 0
Unsecured Debt | Kuusamo Promissory Notes Due September 29, 2015 [Member]
Debt Instrument [Line Items]
Principal amount	16,000	16,000
Unsecured Debt | Kuusamo Promissory Notes Due March 8, 2016 [Member]
Debt Instrument [Line Items]
Principal amount	$ 125,000	$ 125,000
Promissory Note
Debt Instrument [Line Items]
Stated interest rate (as a percent)					5.00%